Average Annual Total Returns - Alpha Fiduciary Quantitative Strategy Fund		12 Months Ended	60 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.53%
Performance Inception Date	Dec. 31, 2019
Alpha Fiduciary Quantitative Strategy Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	(1.53%)	(1.53%)
Performance Inception Date	Dec. 31, 2019
Alpha Fiduciary Quantitative Strategy Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	(1.53%)	(1.53%)
Performance Inception Date	Dec. 31, 2019
Alpha Fiduciary Quantitative Strategy Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.45%	(1.15%)	(1.15%)
Performance Inception Date	Dec. 31, 2019